Shareholders Equity - Schedule of Classes of Share Capital (Detail) ₨ in Millions, shares in Millions, $ in Millions	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) shares
Statement [LineItems]
Equity shares	₨ 3,718	$ 54	₨ 3,718	[1]
Number of shares issued	3,718	3,718	3,718
Common stock [member]
Statement [LineItems]
Authorised share capital	44,020	44,020	44,020
Authorized share capital amount	₨ 44,020	$ 637	₨ 44,020
Preference shares [member]
Statement [LineItems]
Authorised share capital	3,010	3,010	3,010
Authorized share capital amount	₨ 30,100	$ 435	₨ 30,100

[1]	Restated - Refer Note 2(b)